Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	£ 559	£ 163	£ 204	£ 157
Current financial investments	3,699	2,605	3,145	2,342
Borrowings	(47,072)	(42,985)	(45,465)
Financing derivatives	(793)	(756)	(693)
Net debt position	£ (43,607)	£ (40,973)	£ (42,809)	£ (28,546)